Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Accounts Payable And Accrued Liabilities
Schedule of Accounts Payable and Accrued Liabilities
	March 31, 2018	March 31, 2017
Accounts payable	$364,099	$14,841
Total	$364,099	$14,841